Employee Benefits Expenses	12 Months Ended
Mar. 31, 2026
Employee Benefits Expenses [Abstract]
EMPLOYEE BENEFITS EXPENSES

7. EMPLOYEE BENEFITS EXPENSES

All eligible employees of the Group are entitled to MPF. The Group is required to make contributions to the fund and accrues these benefits based on certain percentages of the qualified employees’ salaries and compensation:

	For the fiscal year ended March 31,
	2026	2025	2024
	US$’000	US$’000	US$’000
Salaries, bonus and allowance	24,394	37,067	29,718
Retirement benefits scheme contributions	577	702	666
Share based compensation expenses (Note (a))	1,487	-	-
	26,458	37,769	30,384

(a)

During the year ended March 31, 2026, the Company granted an aggregate of 3,000,000 share options (the “Incentive Share Options”) to certain employees under its 2025 Equity Incentive Plan for 3-year services. The awards were granted to attract and retain key personnel, provide additional incentives, and align employees’ interests with those of the Company’s shareholders. Each Incentive Share Option entitles the holder to subscribe for one ordinary share of the Company at an exercise price of US$0 per share. The options vest ratably over the three-year requisite service period, and share-based compensation cost is amortized on a straight-line basis over that same period. For the year ended March 31, 2026, the Company recognized share-based compensation expense of $1,487,000 related to these options.

The grant-date fair value of the Incentive Share Options was US$1.64 per share at the grant date and was determined using the binomial lattice model. The Company recognizes the compensation expense over the requisite service period, which is generally the vesting period, on a straight-line basis.